oGOF P-5
                         SUPPLEMENT DATED MARCH 1, 2004
                    TO THE CURRENTLY EFFECTIVE PROSPECTUS OF
                            EACH OF THE LISTED FUNDS

                          FRANKLIN CALIFORNIA TAX-FREE
                                INCOME FUND, INC.

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                           Franklin California Insured
                              Tax-Free Income Fund
                      Franklin California Intermediate-Term
                              Tax-Free Income Fund
                        Franklin California Limited-Term
                              Tax-Free Income Fund
                    Franklin California Tax-Exempt Money Fund

                          FRANKLIN CAPITAL GROWTH FUND

                         FRANKLIN CUSTODIAN FUNDS, INC.
                             Franklin DynaTech Fund
                              Franklin Growth Fund
                              Franklin Income Fund
                    Franklin U.S. Government Securities Fund
                             Franklin Utilities Fund

                           FRANKLIN FEDERAL MONEY FUND

                      FRANKLIN FEDERAL TAX-FREE INCOME FUND

                          FRANKLIN FLOATING RATE TRUST

                      FRANKLIN GOLD & PRECIOUS METALS FUND

                              FRANKLIN GLOBAL TRUST
                    Fiduciary European Smaller Companies Fund
                         Fiduciary Large Capitalization
                             Growth and Income Fund
                   Fiduciary Small Capitalization Equity Fund
                        Fiduciary Core Fixed Income Fund
                      Fiduciary Core Plus Fixed Income Fund
                           Fiduciary High Income Fund
                     Franklin Global Aggressive Growth Fund
                           Franklin Global Growth Fund
                    Franklin International Smaller Companies
                                   Growth Fund

                           FRANKLIN HIGH INCOME TRUST
                         Franklin's AGE High Income Fund

                       FRANKLIN INVESTORS SECURITIES TRUST
                       Franklin Adjustable U.S. Government
                                 Securities Fund
                      Franklin Convertible Securities Fund
                           Franklin Equity Income Fund
                    Franklin Floating Rate Daily Access Fund
                           Franklin Short-Intermediate
                         U.S. Government Securities Fund
                           Franklin Total Return Fund

                             FRANKLIN MANAGED TRUST
                         Franklin Rising Dividends Fund

                               FRANKLIN MONEY FUND

                       FRANKLIN MUNICIPAL SECURITIES TRUST
                  Franklin California High Yield Municipal Fund
                     Franklin Tennessee Municipal Bond Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                               Mutual Beacon Fund
                              Mutual Discovery Fund
                              Mutual European Fund
                         Mutual Financial Services Fund
                              Mutual Qualified Fund
                               Mutual Shares Fund

                          FRANKLIN MUTUAL RECOVERY FUND

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND

                        FRANKLIN NEW YORK TAX-FREE TRUST
                 Franklin New York Insured Tax-Free Income Fund
                       Franklin New York Intermediate-Term
                              Tax-Free Income Fund
                         Franklin New York Limited-Term
                              Tax-Free Income Fund
                     Franklin New York Tax-Exempt Money Fund

                      FRANKLIN REAL ESTATE SECURITIES TRUST
                      Franklin Real Estate Securities Fund

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                            FRANKLIN STRATEGIC SERIES
                         Franklin Aggressive Growth Fund
                      Franklin Biotechnology Discovery Fund
                             Franklin Blue Chip Fund
                          Franklin Flex Cap Growth Fund
                       Franklin Global Communications Fund
                        Franklin Global Health Care Fund
                         Franklin Natural Resources Fund
                       Franklin Small-Mid Cap Growth Fund
                        Franklin Small Cap Growth Fund II
                         Franklin Strategic Income Fund
                            Franklin Technology Fund
                          Franklin U.S. Long-Short Fund

                         FRANKLIN TAX-EXEMPT MONEY FUND

                             FRANKLIN TAX-FREE TRUST
                      Franklin Alabama Tax-Free Income Fund
                      Franklin Arizona Tax-Free Income Fund
                     Franklin Colorado Tax-Free Income Fund
                    Franklin Connecticut Tax-Free Income Fund
                      Franklin Double Tax-Free Income Fund
                       Franklin Federal Intermediate-Term
                              Tax-Free Income Fund
                          Franklin Federal Limited-Term
                              Tax-Free Income Fund
                  Franklin Florida Insured Tax-Free Income Fund
                      Franklin Florida Tax-Free Income Fund
                      Franklin Georgia Tax-Free Income Fund
                    Franklin High Yield Tax-Free Income Fund
                      Franklin Insured Tax-Free Income Fund
                     Franklin Kentucky Tax-Free Income Fund
                     Franklin Louisiana Tax-Free Income Fund
                     Franklin Maryland Tax-Free Income Fund
                         Franklin Massachusetts Insured
                              Tax-Free Income Fund
                 Franklin Michigan Insured Tax-Free Income Fund
                           Franklin Minnesota Insured
                              Tax-Free Income Fund
                     Franklin Missouri Tax-Free Income Fund
                    Franklin New Jersey Tax-Free Income Fund
                  Franklin North Carolina Tax-Free Income Fund
                   Franklin Ohio Insured Tax-Free Income Fund
                      Franklin Oregon Tax-Free Income Fund
                   Franklin Pennsylvania Tax-Free Income Fund
                     Franklin Virginia Tax-Free Income Fund

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                  Franklin Templeton Conservative Target Fund
                  Franklin Templeton Corefolio Allocation Fund
                        Franklin Templeton Founding Funds
                                 Allocation Fund
                      Franklin Templeton Growth Target Fund
                     Franklin Templeton Moderate Target Fund

                         FRANKLIN TEMPLETON GLOBAL TRUST
                      Franklin Templeton Hard Currency Fund

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                    Templeton Foreign Smaller Companies Fund
                        Templeton Global Long-Short Fund

                       FRANKLIN TEMPLETON MONEY FUND TRUST
                          Franklin Templeton Money Fund

                         FRANKLIN VALUE INVESTORS TRUST
                     Franklin Balance Sheet Investment Fund
                          Franklin Large Cap Value Fund
                          Franklin MicroCap Value Fund
                          Franklin Small Cap Value Fund

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                   Franklin Aggressive Growth Securities Fund
                 Franklin Global Communications Securities Fund
                   Franklin Growth and Income Securities Fund
                            Franklin High Income Fund
                         Franklin Income Securities Fund
                    Franklin Large Cap Growth Securities Fund
                           Franklin Money Market Fund
                            Franklin Real Estate Fund
                    Franklin Rising Dividends Securities Fund
                             Franklin Small Cap Fund
                    Franklin Strategic Income Securities Fund
                          Franklin U.S. Government Fund
                    Franklin Small Cap Value Securities Fund
                        Franklin Zero Coupon Fund - 2005
                        Franklin Zero Coupon Fund - 2010
                        Mutual Discovery Securities Fund
                          Mutual Shares Securities Fund
                  Templeton Developing Markets Securities Fund
                        Templeton Foreign Securities Fund
                     Templeton Global Asset Allocation Fund
                     Templeton Global Income Securities Fund
                        Templeton Growth Securities Fund

                          INSTITUTIONAL FIDUCIARY TRUST
                           Franklin Cash Reserves Fund
                 Franklin Structured Large Cap Core Equity Fund
                          Franklin Structured Large Cap
                               Growth Equity Fund
                       Franklin U.S. Government Securities
                             Money Market Portfolio
                             Money Market Portfolio

                       TEMPLETON CAPITAL ACCUMULATOR FUND

                           TEMPLETON CHINA WORLD FUND

                       TEMPLETON DEVELOPING MARKETS TRUST

                              TEMPLETON FUNDS, INC.
                             Templeton Foreign Fund
                              Templeton World Fund

                        TEMPLETON GLOBAL INVESTMENT TRUST
                           Franklin Templeton Non-U.S.
                            Dynamic Core Equity Fund
                      Templeton International (Ex EM) Fund

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST

                  TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.

                           TEMPLETON GROWTH FUND, INC.

                             TEMPLETON INCOME TRUST
                           Templeton Global Bond Fund

                       TEMPLETON INSTITUTIONAL FUNDS, INC.
                      Emerging Fixed Income Markets Series
                             Emerging Markets Series
                     Foreign Equity Series - Primary Shares
                        Foreign Smaller Companies Series
                 Franklin Templeton Non-U.S. Core Equity Series


I. THE FOLLOWING INFORMATION IS ADDED TO THE "MANAGEMENT" OR "WHO MANAGES THE FUND?" SECTIONS OF THE PROSPECTUS:

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "MA Division") filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries, including Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc. (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001, and alleges that, during such time, an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund. The MA Division's complaint seeks an order for the Company to permanently cease and desist from violations of the anti-fraud provisions of the Massachusetts Uniform Securities Act, disgorge any illegal profits back to the mutual fund's shareholders and pay an administrative fine.

The Company, in addition to most of the mutual funds within Franklin Templeton Investments, has been named in shareholder class actions related to the matter described above that were filed in the United States District Courts in California, Florida, Nevada and New York. The lawsuits seek damages of unspecified amounts. The Company believes that the claims made in the lawsuits are without merit and it intends to defend vigorously against the allegations. It is anticipated that additional similar civil actions related to the matter described above may be filed in the future.

The Staff of the U.S. Securities and Exchange Commission (the "SEC") has informed the Company that it intends to recommend that the SEC authorize an action against Franklin Advisers, Inc. (adviser to many of the funds, and affiliate to the other funds' advisers) and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed by the Company as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in the Staff's investigation. Such discussions are preliminary and the Company cannot predict the likelihood that those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund(s) is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, the Company has committed to making the funds or their shareholders whole, as appropriate. Any further updates on these matters will be disclosed on the Company's website at www.franklintempleton.com under "Statement on Current Industry Issues."

                Please keep this supplement for future reference.